Equity (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Schedule of Composition of Share Capital
	December 31, 2022			December 31, 2021			December 31, 2020
		Issued and			Issued and			Issued and
	Authorized	Outstanding(1)		Authorized	outstanding(1)		Authorized	Outstanding
Number of shares
Ordinary shares
of NIS 10.00 par value each	17,000,000	13,110,631	(1)	17,000,000	12,849,295	(1)	17,000,000	12,652,094	(1)

(1)
Net of 258,046 Ordinary shares held as treasury shares as of December 31, 2022, 2021 and 2020, all of which have been purchased according to share buyback programs that were authorized the Company's Board of Directors.